DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Positions (Details) MMBTU in Thousands, $ in Millions	Dec. 31, 2025 USD ($) MMBTU T	Dec. 31, 2024 USD ($) MMBTU T
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 23,069	$ 19,147
Total current	10,094	7,358
Total non-current	12,975	11,789
Interest rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount	14,808	13,611
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	4,603	4,868
Currency option contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	2,933	0
Cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 725	$ 668
Commodity Swap Contract, Natural Gas
Disclosure of detailed information about hedging instruments [line items]
Commodity instruments (in Cbm, Mcf, T) | MMBTU	148,830	69,080
Commodity Swap Contract, Lead
Disclosure of detailed information about hedging instruments [line items]
Commodity instruments (in Cbm, Mcf, T) | T	38,175,000,000	74,193,000,000
Commodity Swap Contract, Tin
Disclosure of detailed information about hedging instruments [line items]
Commodity instruments (in Cbm, Mcf, T) | T	1,561,000,000	1,908,000,000
Commodity Swap Contract, Polypropylene
Disclosure of detailed information about hedging instruments [line items]
Commodity instruments (in Cbm, Mcf, T) | T	41,440,000,000	22,214,000,000